Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001396440
Registrant Name	Main Street Capital CORP
Registration File Number	333-285405
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES